Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2020		67,597	8,079	1,687	77,363
Additions		2,414	247	2,071	4,732
Acquired through business combinations		2	5	—	7
Transfers		964	49	(1,825)	(812)
Retirements and disposals		(1,348)	(54)	(32)	(1,434)
Impairment losses recognized in earnings	8	(17)	(9)	(1)	(27)
Discontinued operations	3	(135)	(485)	(11)	(631)
December 31, 2020		69,477	7,832	1,889	79,198
ACCUMULATED DEPRECIATION
January 1, 2020		45,914	3,813	—	49,727
Depreciation		3,035	440	—	3,475
Retirements and disposals		(1,268)	(54)	—	(1,322)
Discontinued operations	3	(70)	(77)	—	(147)
Other		(48)	—	—	(48)
December 31, 2020		47,563	4,122	—	51,685
NET CARRYING AMOUNT
January 1, 2020		21,683	4,266	1,687	27,636
December 31, 2020		21,914	3,710	1,889	27,513
(1)Includes right-of-use assets. See Note 17, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2019		65,048	7,528	1,764	74,340
Additions		2,508	567	1,694	4,769
Acquired through business combinations		3	38	—	41
Transfers		1,130	(14)	(1,772)	(656)
Retirements and disposals		(1,085)	(42)	—	(1,127)
Impairment losses recognized in earnings	8	(11)	(4)	—	(15)
Discontinued operations	3	4	6	1	11
December 31, 2019		67,597	8,079	1,687	77,363
ACCUMULATED DEPRECIATION
January 1, 2019		43,834	3,405	—	47,239
Depreciation		3,015	443	—	3,458
Retirements and disposals		(1,003)	(27)	—	(1,030)
Discontinued operations	3	14	23	—	37
Other		54	(31)	—	23
December 31, 2019		45,914	3,813	—	49,727
NET CARRYING AMOUNT
January 1, 2019		21,214	4,123	1,764	27,101
December 31, 2019		21,683	4,266	1,687	27,636
(1)Includes right-of-use assets. See Note 17, Leases, for additional details.